Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Index Trust, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000858581
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 17, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 17, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A